SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Insurance	$ 490,811	$ 838,445
Prepaid other	180,701	142,124
Deposits	402,424	361,646
Prepaid expenses and deposits	$ 1,073,936	$ 1,342,215